Summary of Significant Accounting Policies - Schedule of Revenue and Gross Profit Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Revenue and Gross Profit Information [Abstract]
Revenue				$ 509,589
Cost of Revenue				763
Segment Gross Profit				508,826
Depreciation expense	$ 25,330	$ 28,627	$ 25,330	$ 32,025